Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366			54.6 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%	%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%	%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.74385%	%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%	%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%	%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%	%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%	%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,045,949.64

Principal:
Principal Collections	$12,416,397.09
Prepayments in Full	$5,450,719.92
Liquidation Proceeds	$243,808.47
Recoveries	$87,140.36
Sub Total	$18,198,065.84
Collections	$19,244,015.48

Purchase Amounts:
Purchase Amounts Related to Principal	$300,490.25
Purchase Amounts Related to Interest	$1,606.05
Sub Total	$302,096.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,546,111.78

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,546,111.78
Servicing Fee	$223,501.06	$223,501.06	$0.00	$0.00	$19,322,610.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,322,610.72
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,322,610.72
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,322,610.72
Interest - Class A-3 Notes	$348,960.72	$348,960.72	$0.00	$0.00	$18,973,650.00
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$18,642,400.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,642,400.00
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$18,445,658.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,445,658.00
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$18,304,076.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,304,076.33
Regular Principal Payment	$16,893,050.06	$16,893,050.06	$0.00	$0.00	$1,411,026.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,411,026.27
Residual Released to Depositor	$0.00	$1,411,026.27	$0.00	$0.00	$0.00
Total		$19,546,111.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,893,050.06
Total					$16,893,050.06

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,893,050.06	$36.70	$348,960.72	$0.76	$17,242,010.78	$37.46
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$16,893,050.06	$12.84	$1,018,534.39	$0.77	$17,911,584.45	$13.61

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$79,459,745.84	0.1726110	$62,566,695.78	0.1359141
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$220,239,745.84	0.1673834	$203,346,695.78	0.1545446

Pool Information
Weighted Average APR	4.510% %	4.548% %
Weighted Average Remaining Term	27.23	26.57
Number of Receivables Outstanding	16,918	16,239
Pool Balance	$268,201,277.13	$249,553,746.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$246,631,181.87	$229,662,480.33
Pool Factor	0.1822910	0.1696167

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$19,891,265.98
Targeted Overcollateralization Amount	$46,207,050.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,207,050.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$236,115.09
(Recoveries)		80	$87,140.36
Net Loss for Current Collection Period			$148,974.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6666%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3686%	%
Second Prior Collection Period			0.1648%	%
Prior Collection Period			0.4446%	%
Current Collection Period			0.6906%	%
Four Month Average (Current and Prior Three Collection Periods)			0.4171%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,514	$13,163,521.09
(Cumulative Recoveries)			$2,744,957.96
Cumulative Net Loss for All Collection Periods			$10,418,563.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7081%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,236.09
Average Net Loss for Receivables that have experienced a Realized Loss			$4,144.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.23% %	229	$5,566,323.98
61-90 Days Delinquent	0.47% %	42	$1,179,332.56
91-120 Days Delinquent	0.05% %	6	$130,729.41
Over 120 Days Delinquent	0.39% %	38	$985,458.83
Total Delinquent Receivables	3.15% %	315	$7,861,844.78

Repossession Inventory:
Repossessed in the Current Collection Period		7	$201,231.05
Total Repossessed Inventory		17	$472,230.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4370%	%
Prior Collection Period			0.4551%	%
Current Collection Period			0.5296%	%
Three Month Average			0.4739%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.9199%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	95	$2,372,694.87
2 Months Extended	100	$2,718,250.94
3+ Months Extended	28	$752,627.42

Total Receivables Extended	223	$5,843,573.23
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer